34. COMMITMENTS (Details) R$ in Millions	Dec. 31, 2020 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	R$ 187,418
Physical quota guarantees [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	21,103
Other energy purchase contracts [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	49,360
Transport of energy from itaipu [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	1,524
Quotas of angra 1 and angra 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	7,819
Purchase of energy bilateral contracts [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	1,365
Purchase of energy auctions [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	64,900
Purchase of energy from itaipu [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	41,347
2021 [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	11,002
2021 [member] | Physical quota guarantees [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	812
2021 [member] | Other energy purchase contracts [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	4,450
2021 [member] | Transport of energy from itaipu [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	189
2021 [member] | Quotas of angra 1 and angra 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	288
2021 [member] | Purchase of energy bilateral contracts [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	332
2021 [member] | Purchase of energy auctions [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	3,416
2021 [member] | Purchase of energy from itaipu [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	1,515
2022 [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	11,308
2022 [member] | Physical quota guarantees [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	812
2022 [member] | Other energy purchase contracts [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	4,723
2022 [member] | Transport of energy from itaipu [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	215
2022 [member] | Quotas of angra 1 and angra 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	291
2022 [member] | Purchase of energy bilateral contracts [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	332
2022 [member] | Purchase of energy auctions [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	3,387
2022 [member] | Purchase of energy from itaipu [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	1,548
2023 [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	11,256
2023 [member] | Other energy purchase contracts [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	4,622
2023 [member] | Transport of energy from itaipu [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	218
2023 [member] | Quotas of angra 1 and angra 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	299
2023 [member] | Purchase of energy bilateral contracts [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	332
2023 [member] | Purchase of energy auctions [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	3,378
2023 [member] | Purchase of energy from itaipu [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	1,595
2024 [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	10,166
2024 [member] | Other energy purchase contracts [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	3,478
2024 [member] | Transport of energy from itaipu [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	222
2024 [member] | Quotas of angra 1 and angra 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	301
2024 [member] | Purchase of energy bilateral contracts [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	222
2024 [member] | Purchase of energy auctions [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	3,536
2024 [member] | Purchase of energy from itaipu [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	1,595
2025 [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	9,571
2025 [member] | Physical quota guarantees [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	812
2025 [member] | Other energy purchase contracts [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	3,310
2025 [member] | Transport of energy from itaipu [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	159
2025 [member] | Quotas of angra 1 and angra 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	300
2025 [member] | Purchase of energy bilateral contracts [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	67
2025 [member] | Purchase of energy auctions [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	3,328
2025 [member] | Purchase of energy from itaipu [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	1,595
After 2026 [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	134,115
After 2026 [member] | Physical quota guarantees [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	17,043
After 2026 [member] | Other energy purchase contracts [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	28,777
After 2026 [member] | Transport of energy from itaipu [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	521
After 2026 [member] | Quotas of angra 1 and angra 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	6,340
After 2026 [member] | Purchase of energy bilateral contracts [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	80
After 2026 [member] | Purchase of energy auctions [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	47,855
After 2026 [member] | Purchase of energy from itaipu [member]
Disclosure of detailed information about financial instruments [line items]
Total contractual obligations and commitments	R$ 33,499